Derivative Financial Instruments - Details of current and potential exposures and aggregated by credit rating (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Current [member] | A + [Member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	$ 33,574
Current [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	172,468
Current [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	54,288
Current [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	72,570
Current [member] | BBB [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	(71,491)
Less than 1 year [member] | A + [Member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	327,062
Less than 1 year [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	1,069,540
Less than 1 year [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	143,584
Less than 1 year [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	1,567,608
Less than 1 year [member] | BBB [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	33,290
One to Three Year [member] | A + [Member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	478,533
One to Three Year [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	1,051,021
One to Three Year [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	9,780
One to Three Year [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	2,229,081
One to Three Year [member] | BBB [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	127,099
3-5 years [member] | A + [Member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	290,207
3-5 years [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	933,130
3-5 years [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
3-5 years [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	2,293,010
3-5 years [member] | BBB [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	151,033
5-7 years [member] | A + [Member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	189,464
5-7 years [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	260,363
5-7 years [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
5-7 years [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	2,259,894
5-7 years [member] | BBB [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	156,401
7-10 years [member] | A + [Member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	129,778
7-10 years [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	189,119
7-10 years [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
7-10 years [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	1,724,213
7-10 years [member] | BBB [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	160,631
More than 10 years [member] | A + [Member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
More than 10 years [member] | A [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
More than 10 years [member] | A - [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
More than 10 years [member] | BBB + [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	650,900
More than 10 years [member] | BBB [member]
Derivative Financial Instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	$ 0